New York Life Insurance Company
51 Madison Avenue New York, NY 10010
Bus: 212-576-7558
Fax: 212-447-0569
E-mail : charles_a_whites@newyorklife.com
www.newyorklife.com
Charles A. Whites, Jr.
Vice President & Associate General Counsel
August 27, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	NYLIAC MFA SEPARATE ACCOUNT I

File No. 811-03831

NYLIAC MFA SEPARATE ACCOUNT II

File No. 811-03830

Commissioners:

The Semi-Annual Reports dated June 30, 2025 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of policies offered through NYLIAC MFA Separate Account I and NYLIAC MFA Separate Account II of New York Life Insurance and Annuity Corporation pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of New York Life Investments VP Funds Trust are incorporated by reference as filed on Form N-CSRS CIK No. 0000887340, File No. 811-03833-01.

Sincerely,

/s/ Charles A. Whites, Jr.
Charles A. Whites, Jr.
Vice President & Associate General Counsel